Called up share capital (Tables)	12 Months Ended
Mar. 31, 2021
Called up share capital
Schedule of called up share capital

		2021		2020
	Number	€m	Number	€m
Ordinary shares of 20 20⁄ 21 US cents each allotted, issued and fully paid:[1,2,3]
1 April	28,815,914,978	4,797	28,815,258,178	4,796
Allotted during the year	920,800	0	656,800	1
31 March	28,816,835,778	4,797	28,815,914,978	4,797

Notes:

1	At 31 March 2021 there were 50,000 (2020: 50,000) 7% cumulative fixed rate shares of £1 each in issue.
2

At 31 March 2021 the Group held 592,642,309 (2020: 2,043,750,434) treasury shares with a nominal value of €99 million (2020: €340 million). The market value of shares held was €918 million (2020: €2,610 million). During the year, 63,830,400 (2020: 49,629,851) treasury shares were reissued under Group share schemes.

3

On 5 March 2019 the Group announced the placing of subordinated mandatory convertible bonds totalling £1.72 billion with a 2 year maturity date in 2021 and £1.72 billion with a 3 year maturity date due in 2022. During the year, 1,426,788,937 treasury shares were issued in settlement of tranche 1 of the maturing subordinated mandatory convertible bond. The remaining bonds are convertible into a total of 1,426,793,872 ordinary shares with a conversion price of £1.2055 per share. For further details see note 21 “Borrowings”.